                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-04014

                             Meridian Fund, Inc.(R)
             ------------------------------------------------------
               (Exact name of registrant as specified in charter)

                        60 E. Sir Francis Drake Boulevard
                                    Suite 306
                               Larkspur, CA 94939
             ------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                                Gregg B. Keeling
                        60 E. Sir Francis Drake Boulevard
                                    Suite 306
                               Larkspur, CA 94939
             ------------------------------------------------------
                    (Name and address of agent for service)

        registrant's telephone number, including area code: 415-461-8770

                        Date of fiscal year end: June 30

                   Date of reporting period: December 31, 2006


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS

The Report to Shareholders is attached herewith.

MERIDIAN FUND, INC.
                                                                 January 3, 2007

To Our Shareholders:

Moderate inflation, stable interest rates and strong corporate profit growth resulted in broad based stock gains in 2006. The S&P 500 index advanced 13.6%, the NASDAQ 9.5% and the Russell 2000, representing smaller companies, did even better with a 17.0% increase. Telecom, energy and utilities were among the best performing sectors. The worst performing groups included healthcare, technology and consumer goods. Interest rates increased somewhat. The yield on the ten-year government bond advanced to 4.71% from 4.39% at the beginning of 2006.

Economic growth moderated from an annualized rate in excess of 5% in the first quarter of 2006 to 2% in the third quarter. Home building and related industries is the primary weak spot, while auto sales are soft and industrial production has slowed. Consumer confidence, however, has recently improved and consumer spending is showing continued growth due to stable oil prices, job growth, wage increases and a rising stock market. Our outlook for 2007 is for GDP growth of 2.5%, modestly higher long-term interest rates, stable short-term rates, inflation in the area of 2.0% and corporate profit growth in the mid single-digit range. There are two risks to our outlook. First, a significant decline in housing prices causing trouble in the mortgage market. Second, an international crisis that restricts the supply of energy, pushing up substantially the price of oil and related products.

We welcome those new shareholders who joined the Meridian Funds during the quarter and appreciate the continued confidence of our existing shareholders.

We wish you a happy, healthy and prosperous New Year.

-s- Richard F. Aster, Jr.

Richard F. Aster, Jr.

MERIDIAN EQUITY INCOME FUND(R) (MEIFX)

The Meridian Equity Income Fund's net asset value per share at December 31, 2006 was $12.24. This represents an increase of 19.6% for the calendar year. The Fund's total return and average annual compound rate of return since inception, January 31, 2005, were 26.7% and 13.2%, respectively.

On December 15, 2006, the Equity Income Fund paid a long-term capital gain distribution of $0.04 per share, a short-term capital gain distribution of $0.07 per share and an income dividend of $0.17 per share. The Fund's assets at the close of the quarter were invested 9.8% in cash and 90.2% in stocks. Total net assets were $36,254,620 and there were 570 shareholders.

The Meridian Equity Income Fund continues to focus on companies with above average yields and strong financial returns that, in our opinion, have the ability to grow dividends. The portfolio is diversified with 36 positions representing 25 different industry groups. At the end of the fourth quarter, the portfolio's average holding had a 5-year-average return on equity of 19.2% and an average dividend yield of 2.7%; both measures substantially higher than the average S&P 500 stock. The average position had a market capitalization of $23.7 billion, a debt ratio of 31.6% and earnings per share that are expected to grow 11.7% during the next several years. We believe these financial characteristics will lead to positive returns for the fund.

During the quarter we purchased shares of Carnival Corp., Federated Investors, 3M, Rohm & Haas and Stanley Works. We sold our shares in Briggs & Stratton, Equity Residential, Eli Lilly, Mellon Financial and Newell Rubbermaid.

RPM International, a current holding, manufactures, markets and sells specialty paints, protective coatings, sealants, adhesives and roofing systems for the consumer and industrial markets. Products are sold in 151 countries and territories. RPM has a good long-term track record in growing earnings and dividends, and has solid financial characteristics. The company is expected to grow earnings at 12% during the next 5 years and has a return on equity of 17%. The shares are attractively valued, selling at 13.5 times estimated earnings and yielding over 3%.

MERIDIAN GROWTH FUND(R) (MERDX)

The Meridian Growth Fund's net asset value per share at December 31, 2006 was $39.24. This represents an increase of 15.8% for the calendar year. The Fund's total return and average annual compound rate of return since inception, August 1, 1984, were 1,777.9% and 14.0%, respectively.

On December 15, 2006, the Growth Fund paid a long-term capital gain distribution of $2.79 per share, a short-term capital gain distribution of $0.33 per share and an income dividend of $0.01 per share. The Fund's assets at the close of the quarter were invested 4.7% in cash and cash equivalents and 95.3% in stocks. Total net assets were $1,867,776,872 and there were 74,669 shareholders.

The stock market is reasonably valued and we believe earnings growth will be in the 5% to 7% range in 2007. This means stock selection will become more important in achieving above average results as the business cycle becomes mature. Our portfolio turn-over is less than 30%, which means we own stocks, on average, in excess of three years. Our strategy is to research and own, at a reasonable price, growth stocks that can do well for an extended period of time. We continue to focus on small and medium-sized companies that address a market that is conducive to growth and that have an important market share. A high return on capital and capable management are also critical to our investment strategy. We believe this criterion, along with a concern for valuation, is a sound, long-term approach to investing.

During the quarter we purchased shares of Apria Healthcare Group, Annaly Capital Management, United Stationers and Winnebago Industries. We sold our shares in American Power Conversion, Getty Images, Host Hotels & Resorts and Mercury Interactive.

Cerner Corp, a recent purchase, is the largest supplier of healthcare information technology (HCIT) for physician offices, hospitals, clinics, labs and pharmacies. The company offers the broadest solution set in the industry resulting in 30% market share. The HCIT market is forecasted to grow 8% over the next several years. The healthcare industry is compelled to continue investing in information technology systems to improve efficacy and efficiency. Approximately 25% of hospitals currently have a fully implemented electronic medical record (EMR) system, indicating how under penetrated the market is. Cerner is well positioned to benefit from this trend and, in our opinion, will grow profits at double-digit rates over the next several years. The stock sells at a reasonable valuation given its earnings growth potential, experienced management team and positive long-term investment outlook.

MERIDIAN VALUE FUND(R) (MVALX)

The Wall Street Journal ranked the Meridian Value Fund the eighteenth best performing stock fund for the ten-year period ending December 31, 2006. This is out of a universe of approximately 2,000 funds. The Meridian Value Fund has outperformed the S&P 500 index seven of the past eight years.

The Meridian Value Fund's net asset value per share at December 31, 2006 was $35.60. This represents an increase of 18.7% for the calendar year. The Fund's total return and average compounded annual rate of return since June 30, 1995, were 669.9% and 19.4%, respectively. The comparable period returns for the S&P 500 with dividends were 215.9% and 10.5%, respectively.

On December 15, 2006, the Value Fund paid a long-term capital gain distribution of $5.09 per share and an income dividend of $0.41 per share. The Fund's assets at the close of the quarter were invested 5.2% in cash and cash equivalents and 94.8% in stocks. Total net assets were $1,752,686,124 and there were 77,479 shareholders.

Our investment strategy is unchanged. We continue to seek out-of-favor companies that have defensible positions in their industries, strong or improving balance sheets, reasonable valuations and good prospects for earnings growth. We believe that over the long-term this strategy will continue to outperform. In our opinion the portfolio is well positioned, reasonably valued and diversified. We hold 64 positions, representing 26 industry groups. We continue to invest in companies of all market capitalizations and our largest areas of concentration are technology, real estate and financials. We currently monitor, but don't yet own, a number of solid companies that sell at reasonable valuations. The outlook for our approach, in our view, is favorable at this time.

During the quarter we purchased shares of ABM Industries, Apria Healthcare Group, Avon Products, Blount International, Cincinnati Financial, Helen of Troy, Mine Safety Appliances, Stewart Information Services, Tuesday Morning and Unisys. We sold our shares in The DIRECTV Group, Equity Residential, General Electric, Hot Topic, Intersil, Jean Coutu Group, Manitowoc, Pearson and Symbol Technologies.

We recently invested in ABM Industries, a leader in the fragmented janitorial services industry with related services such as parking, security, engineering and lighting. ABM suffered earnings declines due to fewer high margin lighting projects, some cost escalation on fixed price contracts and the underperformance of its SSA security acquisition. The lighting division is now rebounding with new business tied to energy tax credits and efforts to fix the security division are yielding results. With the majority of revenues tied to the office market, ABM should benefit from higher occupancy rates as white collar employment continues to strengthen. We believe that earnings should grow to more than $1.50 per share in 2 to 3 years, up from $0.94 in 2006. ABM is reasonably valued at less than 16.5 times normalized earnings, has a strong balance sheet with $2.70 per share in net cash and pays an attractive 2% dividend yield.

MISCELLANEOUS

The most cost effective method to purchase Meridian Fund shares is directly through our transfer agent PFPC, instead of through third party platforms offered by brokers that charge transaction fees. This is especially true for long-term investors that make multiple purchases. The Meridian Funds are no-load and there are no commissions charged when purchased directly through our transfer agent, PFPC.

We have added a new E-mail Alerts feature to our website at www.meridianfund.com. When you sign up for E-mail Alerts you will receive notification of news items, shareholder reports, SEC filings, and other information regarding the Meridian Funds.

MERIDIAN EQUITY INCOME FUND

SUMMARY OF PORTFOLIO HOLDINGS

DECEMBER 31, 2006 (UNAUDITED)



--------------------------------------------------------------------------------
--------------------------------------------------------------------------------





PORTFOLIO HOLDINGS BY CATEGORY (% OF TOTAL NET ASSETS)
Industrial Services.........................................    7.7%  $ 2,779,028
Brokerage & Money Management................................    5.1     1,852,644
Industrial Products.........................................    5.1     1,835,048
Electrical Equipment........................................    5.0     1,823,869
Insurance...................................................    5.0     1,823,618
Diversified Operations......................................    5.0     1,816,765
Paper/Forest Products.......................................    5.0     1,805,146
Banking.....................................................    5.0     1,802,078
Basic Materials.............................................    4.9     1,794,768
Retail......................................................    4.8     1,728,652
Telecommunications Services.................................    2.6       938,667
Leisure & Amusement.........................................    2.6       929,498
Furniture & Fixtures........................................    2.5       927,320
Chemicals...................................................    2.5       925,427
Oil & Gas...................................................    2.5       916,551
Consumer Products...........................................    2.5       913,306
Apparel.....................................................    2.5       906,163
Restaurants.................................................    2.5       905,123
Insurance Brokers...........................................    2.5       904,395
Healthcare Products.........................................    2.5       903,484
Office Supplies.............................................    2.5       901,771
Toys........................................................    2.5       901,641
Business Services...........................................    2.5       898,273
Business Products...........................................    2.5       894,720
Auto Components.............................................    2.4       885,807
Cash & Other Assets, Less Liabilities.......................    9.8     3,540,858
                                                              -----   -----------
                                                              100.0%  $36,254,620
                                                              =====   ===========




     The accompanying notes are an integral part of the financial statements

MERIDIAN GROWTH FUND

SUMMARY OF PORTFOLIO HOLDINGS

DECEMBER 31, 2006 (UNAUDITED)



--------------------------------------------------------------------------------
--------------------------------------------------------------------------------





PORTFOLIO HOLDINGS BY CATEGORY (% OF TOTAL NET ASSETS)
Retail......................................................   11.8%  $  219,754,801
Healthcare Services.........................................    8.7      161,821,801
Industrial Services.........................................    7.4      137,763,297
Healthcare Products.........................................    7.0      131,156,130
Banking.....................................................    5.5      102,973,931
Brokerage & Money Management................................    4.5       83,943,252
Tech-Software...............................................    4.4       83,048,327
Industrial Products.........................................    4.4       82,542,842
Consumer Services...........................................    4.2       79,526,419
Leisure & Amusement.........................................    4.1       76,569,389
Restaurants.................................................    3.7       68,868,059
Cellular Communications.....................................    3.1       57,500,672
Insurance Brokers...........................................    2.7       50,945,150
Business Products...........................................    2.7       50,249,945
Insurance...................................................    2.4       45,858,015
Chemicals...................................................    2.4       45,197,813
Business Services...........................................    2.3       43,185,790
Apparel.....................................................    2.3       42,830,693
Aerospace/Defense...........................................    2.3       42,587,712
Hotels & Lodging............................................    2.1       39,908,080
Construction................................................    1.8       33,743,837
Tech-Hardware...............................................    1.7       31,118,305
U.S. Government Obligations.................................    1.6       29,864,732
Wholesale...................................................    1.6       29,760,673
Transportation..............................................    1.2       21,633,298
Technology..................................................    1.0       18,418,035
Cash & Other Assets, Less Liabilities.......................    3.1       57,005,874
                                                              -----   --------------
                                                              100.0%  $1,867,776,872
                                                              =====   ==============




     The accompanying notes are an integral part of the financial statements

MERIDIAN VALUE FUND
SUMMARY OF PORTFOLIO HOLDINGS
DECEMBER 31, 2006 (UNAUDITED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------





PORTFOLIO HOLDINGS BY CATEGORY (% OF TOTAL NET ASSETS)
Consumer Products...........................................    8.4%  $  146,451,884
Industrial Services.........................................    8.1      141,519,051
Banking.....................................................    7.6      134,006,929
Retail......................................................    7.3      127,435,452
Technology..................................................    6.2      107,887,728
Healthcare Products.........................................    5.1       89,912,083
Industrial Products.........................................    5.1       88,713,936
Consumer Products/Food & Beverage...........................    4.6       81,425,996
Insurance...................................................    4.3       74,915,150
Energy......................................................    3.9       68,759,512
Utilities...................................................    3.9       68,538,784
Real Estate.................................................    3.5       60,614,868
Pharmaceuticals.............................................    3.3       58,374,132
Insurance Brokers...........................................    2.6       45,745,920
Telecommunications Services.................................    2.3       39,402,720
Telecommunications Equipment................................    2.1       37,628,576
Apparel.....................................................    2.1       37,605,938
Business Products...........................................    2.1       37,252,040
Information Technology Services.............................    2.1       37,108,828
Agriculture.................................................    2.0       35,044,083
Aerospace/Defense...........................................    1.9       33,936,120
Oil & Gas...................................................    1.8       31,981,048
U.S. Government Obligations.................................    1.7       29,864,731
Healthcare Services.........................................    1.5       26,433,400
Brokerage & Money Management................................    1.4       24,304,710
Basic Materials.............................................    1.2       21,149,230
Restaurants.................................................    0.4        6,165,768
Cash & Other Assets, Less Liabilities.......................    3.5       60,507,507
                                                              -----   --------------
                                                              100.0%  $1,752,686,124
                                                              =====   ==============




     The accompanying notes are an integral part of the financial statements

MERIDIAN FUND, INC.
DISCLOSURE OF FUND EXPENSES
FOR THE SIX MONTH PERIOD JULY 1, 2006 TO DECEMBER 31, 2006 (UNAUDITED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

We believe it is important for you to understand the impact of fees and expenses on your investment. All mutual funds have operating expenses. As a shareholder of the Fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a Fund's gross income, directly reduce the investment return of the portfolio. A Fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period and assume reinvestment of all dividends and distributions.


                                            Beginning         Ending                   Expenses
                                          Account Value   Account Value    Expense   Paid During
                                             07/01/06        12/31/06     Ratio(1)    Period(2)
                                          -------------   -------------   --------   -----------


ACTUAL FUND RETURN
  (See explanation below)
Meridian Equity Income Fund.............    $1,000.00       $1,132.80       1.25%(4)    $6.72
Meridian Growth Fund....................    $1,000.00       $1,098.90       0.85%       $4.50
Meridian Value Fund.....................    $1,000.00       $1,137.10       1.10%       $5.93

HYPOTHETICAL 5% RETURN(3)
  (See explanation below)
Meridian Equity Income Fund.............    $1,000.00       $1,018.90       1.25%(4)    $6.36
Meridian Growth Fund....................    $1,000.00       $1,020.92       0.85%       $4.33
Meridian Value Fund.....................    $1,000.00       $1,019.66       1.10%       $5.60


 (1)  Annualized, based on the Fund's most recent fiscal half-year expenses.

 (2) Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

 (3)  Before expenses.

 (4)  See note 2 to Financial Statements.

MERIDIAN FUND, INC.
DISCLOSURE OF FUND EXPENSES (CONTINUED)
FOR THE SIX MONTH PERIOD JULY 1, 2006 TO DECEMBER 31, 2006 (UNAUDITED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


The table above illustrates your Fund's costs in two ways:

ACTUAL FUND RETURN: This section helps you to estimate the actual expenses that you paid over the period. The "Ending Account Value" shown is derived from the Fund's ACTUAL return, the third column shows the period's annualized expense ratio, and the last column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund at the beginning of the period. You may use the information here, together with your account value, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period."

HYPOTHETICAL 5% RETURN: This section is intended to help you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had a return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is NOT the Fund's actual return, the results do not apply to your investment. You can assess your Fund's costs by comparing this 5% Return hypothetical example with the 5% Return hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as short-term redemption and exchange fees or sales and service charges you may pay third party broker/dealers. Had these transactional costs been included, your costs would have been higher. Therefore, the hypothetical section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

MERIDIAN EQUITY INCOME FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2006 (UNAUDITED)



--------------------------------------------------------------------------------
--------------------------------------------------------------------------------





                                                                  Value
                                                Shares           (Note 1)
                                           ---------------   ---------------


COMMON STOCKS - 90.2%

  APPAREL - 2.5%
     VF Corp. ..........................        11,040         $   906,163

  AUTO COMPONENTS - 2.4%
     Autoliv, Inc. (Sweden).............        14,690             885,807

  BANKING - 5.0%
     Comerica, Inc......................        15,350             900,738
     Regions Financial Corp.............        24,100             901,340
                                                               -----------
                                                                 1,802,078

  BASIC MATERIALS - 4.9%
     PPG Industries, Inc................        13,840             888,666
     Rohm & Haas Co.....................        17,725             906,102
                                                               -----------
                                                                 1,794,768

  BROKERAGE & MONEY MANAGEMENT - 5.1%
     Federated Investors, Inc. Class B..        26,800             905,304
     Waddell & Reed Financial, Inc.
       Class A..........................        34,625             947,340
                                                               -----------
                                                                 1,852,644

  BUSINESS PRODUCTS - 2.5%
     Diebold, Inc.......................        19,200             894,720

  BUSINESS SERVICES - 2.5%
     R. R. Donnelley & Sons Co..........        25,275             898,273

  CHEMICALS - 2.5%
     RPM International, Inc.............        44,300             925,427

  CONSUMER PRODUCTS - 2.5%
     Reynolds American, Inc. ...........        13,950             913,306

  DIVERSIFIED OPERATIONS - 5.0%
     3M Co..............................        11,615             905,157
     E.I. du Pont de Nemours & Co.......        18,715             911,608
                                                               -----------
                                                                 1,816,765

  ELECTRICAL EQUIPMENT - 5.0%
     Emerson Electric Co................        20,500             903,845
     Hubbell, Inc. Class B..............        20,350             920,024
                                                               -----------
                                                                 1,823,869

  FURNITURE & FIXTURES - 2.5%
     Leggett & Platt, Inc...............        38,800             927,320

  HEALTHCARE PRODUCTS - 2.5%
     Johnson & Johnson..................        13,685             903,484

  INDUSTRIAL PRODUCTS - 5.1%
     Bemis Co...........................        26,550             902,169
     Stanley Works (The)................        18,550             932,879
                                                               -----------
                                                                 1,835,048

  INDUSTRIAL SERVICES - 7.7%
     ABM Industries, Inc................        42,160             957,454
     Genuine Parts Co...................        19,160             908,759
     Waste Management, Inc..............        24,825             912,815
                                                               -----------
                                                                 2,779,028

  INSURANCE - 5.0%
     Lincoln National Corp..............        13,825             917,980
     Mercury General Corp...............        17,175             905,638
                                                               -----------
                                                                 1,823,618

  INSURANCE BROKERS - 2.5%
     Willis Group Holdings, Ltd. (United
       Kingdom).........................        22,775             904,395

  LEISURE & AMUSEMENT - 2.6%
     Carnival Corp......................        18,950             929,498

  OFFICE SUPPLIES - 2.5%
     Avery Dennison Corp. ..............        13,275             901,771

  OIL & GAS - 2.5%
     Chevron Corp.......................        12,465             916,551

  PAPER/FOREST PRODUCTS - 5.0%
     Kimberly-Clark Corp................        13,235             899,318
     Sonoco Products Co.................        23,800             905,828
                                                               -----------
                                                                 1,805,146


    The accompanying notes are an integral part of the financial statements.

MERIDIAN EQUITY INCOME FUND

DECEMBER 31, 2006 (UNAUDITED)



--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                                                  Value
                                                Shares           (Note 1)
                                           ---------------   ---------------

COMMON STOCKS (continued)


  RESTAURANTS - 2.5%
     IHOP Corp..........................        17,175         $   905,123

  RETAIL - 4.8%
     Cato Corp. (The) Class A...........        36,800             843,088
     Limited Brands, Inc................        30,600             885,564
                                                               -----------
                                                                 1,728,652

  TELECOMMUNICATIONS SERVICES - 2.6%
     BellSouth Corp.....................        19,925             938,667

  TOYS - 2.5%
     Mattel, Inc........................        39,790             901,641

  TOTAL INVESTMENTS - 90.2%
     (Cost $28,817,435).................                        32,713,762

CASH AND OTHER ASSETS, LESS
  LIABILITIES - 9.8%....................                         3,540,858
                                                               -----------

NET ASSETS - 100.0%.....................                       $36,254,620
                                                               ===========








    The accompanying notes are an integral part of the financial statements.

MERIDIAN GROWTH FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2006 (UNAUDITED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------





                                                                Value
                                               Shares          (Note 1)
                                          ---------------  ---------------


COMMON STOCKS - 95.3%

  AEROSPACE/DEFENSE - 2.3%
     BE Aerospace, Inc.*................     1,658,400      $   42,587,712

  APPAREL - 2.3%
     Carter's, Inc.*....................     1,679,635          42,830,693

  BANKING - 5.5%
     Annaly Capital Management, Inc.
       REIT.............................     1,607,400          22,358,934
     SVB Financial Group*...............       797,400          37,174,788
     UCBH Holdings, Inc. ...............     2,473,816          43,440,209
                                                            --------------
                                                               102,973,931

  BROKERAGE & MONEY MANAGEMENT - 4.5%
     Affiliated Managers Group, Inc.*...       410,045          43,108,031
     T. Rowe Price Group, Inc. .........       932,950          40,835,221
                                                            --------------
                                                                83,943,252

  BUSINESS PRODUCTS - 2.7%
     Diebold, Inc. .....................     1,078,325          50,249,945

  BUSINESS SERVICES - 2.3%
     CSG Systems International, Inc.*...     1,615,630          43,185,790

  CELLULAR COMMUNICATIONS - 3.1%
     American Tower Corp. Class A*......     1,542,400          57,500,672

  CHEMICALS - 2.4%
     RPM International, Inc. ...........     2,163,610          45,197,813

  CONSTRUCTION - 1.8%
     Granite Construction, Inc. ........       670,585          33,743,837

  CONSUMER SERVICES - 4.2%
     Regis Corp. .......................     1,057,000          41,793,780
     Rollins, Inc. .....................     1,706,587          37,732,639
                                                            --------------
                                                                79,526,419

  HEALTHCARE PRODUCTS - 7.0%
     C. R. Bard, Inc. ..................       516,975          42,893,416
     DENTSPLY International, Inc. ......     1,526,000          45,551,100
     Edwards Lifesciences Corp.*........       907,985          42,711,614
                                                            --------------
                                                               131,156,130

  HEALTHCARE SERVICES - 8.7%
     Apria Healthcare Group, Inc.*......     1,070,600          28,531,490
     Cerner Corp.*......................       935,230          42,552,965
     DaVita, Inc.*......................       839,100          47,728,008
     Laboratory Corp. of America
       Holdings*........................       585,400          43,009,338
                                                            --------------
                                                               161,821,801

  HOTELS & LODGING - 2.1%
     Las Vegas Sands Corp.*.............       446,000          39,908,080

  INDUSTRIAL PRODUCTS - 4.4%
     Airgas, Inc. ......................     1,009,675          40,912,031
     Dionex Corp.*......................       734,100          41,630,811
                                                            --------------
                                                                82,542,842

  INDUSTRIAL SERVICES - 7.4%
     Allied Waste Industries, Inc.*.....     2,983,025          36,661,377
     EGL, Inc.*.........................       863,318          25,709,610
     Republic Services, Inc. ...........       961,300          39,096,071
     United Rentals, Inc.*..............     1,427,300          36,296,239
                                                            --------------
                                                               137,763,297

  INSURANCE - 2.4%
     Mercury General Corp. .............       869,676          45,858,015

  INSURANCE BROKERS - 2.7%
     Willis Group Holdings, Ltd. (United
       Kingdom).........................     1,282,930          50,945,150

  LEISURE & AMUSEMENT - 4.1%
     Royal Caribbean Cruises, Ltd. .....     1,149,965          47,585,552
     Winnebago Industries...............       880,700          28,983,837
                                                            --------------
                                                                76,569,389


    The accompanying notes are an integral part of the financial statements.

MERIDIAN GROWTH FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2006 (UNAUDITED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                                                Value
                                               Shares          (Note 1)
                                          ---------------  ---------------

COMMON STOCKS (continued)


  RESTAURANTS - 3.7%
     CBRL Group, Inc. ..................       976,688      $   43,716,555
     Ruby Tuesday, Inc. ................       916,600          25,151,504
                                                            --------------
                                                                68,868,059

  RETAIL - 11.8%
     Bed Bath & Beyond, Inc.*...........     1,078,900          41,106,090
     Claire's Stores, Inc. .............     1,020,340          33,814,068
     Foot Locker, Inc. .................     1,612,825          35,369,252
     PetSmart, Inc. ....................     1,341,000          38,701,260
     Ross Stores, Inc. .................     1,323,200          38,769,760
     Zale Corp.*........................     1,134,150          31,994,371
                                                            --------------
                                                               219,754,801

  TECHNOLOGY - 1.0%
     Zebra Technologies Corp. Class A*..       529,406          18,418,035

  TECH-HARDWARE - 1.7%
     Vishay Intertechnology, Inc.*......     2,298,250          31,118,305

  TECH-SOFTWARE - 4.4%
     Advent Software, Inc.*.............     1,066,438          37,634,597
     Cognos. Inc. (Canada)*.............     1,069,565          45,413,730
                                                            --------------
                                                                83,048,327

  TRANSPORTATION - 1.2%
     AirTran Holdings, Inc.*............     1,842,700          21,633,298

  WHOLESALE - 1.6%
     United Stationers, Inc.*...........       637,410          29,760,673

  TOTAL COMMON STOCKS - 95.3%
     (Cost $1,421,630,861)...............................    1,780,906,266
                                                            --------------

U.S. GOVERNMENT OBLIGATIONS - 1.6%
     U.S. Treasury Bill @ 5.037%**
       due 01/11/07
     (Face Value $15,000,000)............................       14,979,542
     U.S. Treasury Bill @ 5.019%**
       due 03/01/07
     (Face Value $15,000,000)............................       14,885,190
                                                            --------------

  TOTAL U.S. GOVERNMENT OBLIGATIONS
     (Cost $29,859,329)..................................       29,864,732
                                                            --------------

  TOTAL INVESTMENTS - 96.9%
     (Cost $1,451,490,190)...............................    1,810,770,998

CASH AND OTHER ASSETS, LESS LIABILITIES - 3.1%...........       57,005,874
                                                            --------------

NET ASSETS - 100.0%......................................   $1,867,776,872
                                                            ==============




REIT - Real Estate Investment Trust

    * Non-income producing securities

   ** Annualized yield at date of purchase




    The accompanying notes are an integral part of the financial statements.

MERIDIAN VALUE FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2006 (UNAUDITED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------





                                                                Value
                                               Shares          (Note 1)
                                          ---------------  ---------------


COMMON STOCKS - 94.8%

  AEROSPACE/DEFENSE - 1.9%
     BE Aerospace, Inc.*................     1,321,500      $   33,936,120

  AGRICULTURE - 2.0%
     Bunge, Ltd. .......................       483,300          35,044,083

  APPAREL - 2.1%
     Liz Claiborne, Inc. ...............       865,300          37,605,938

  BANKING - 7.6%
     AMVESCAP PLC ADR (United Kingdom)..       926,900          22,848,085
     Annaly Capital Management, Inc.
       REIT.............................     2,149,200          29,895,372
     JPMorgan Chase & Co. ..............       920,000          44,436,000
     Regions Financial Corp. ...........       912,000          34,108,800
     Stewart Information Services
       Corp. ...........................        62,700           2,718,672
                                                            --------------
                                                               134,006,929

  BASIC MATERIALS - 1.2%
     Barrick Gold Corp. (Canada)........       688,900          21,149,230

  BROKERAGE & MONEY MANAGEMENT - 1.4%
     Federated Investors, Inc. Class B..       719,500          24,304,710

  BUSINESS PRODUCTS - 2.1%
     Diebold, Inc. .....................       799,400          37,252,040

  CONSUMER PRODUCTS - 8.4%
     Avon Products, Inc. ...............       650,200          21,482,608
     Blount International, Inc.*........       443,300           5,966,818
     Helen of Troy, Ltd.* (Bermuda).....        76,700           1,860,742
     Newell Rubbermaid, Inc. ...........     1,242,800          35,979,060
     Pactiv Corp.*......................     1,409,800          50,315,762
     Universal Corp. ...................       629,400          30,846,894
                                                            --------------
                                                               146,451,884

  CONSUMER PRODUCTS/FOOD & BEVERAGE - 4.6%
     Anheuser-Busch Cos., Inc. .........       794,600          39,094,320
     International Flavors & Fragrances,
       Inc. ............................       861,100          42,331,676
                                                            --------------
                                                                81,425,996
  ENERGY - 3.9%
     El Paso Corp. .....................     1,174,300          17,943,304
     GlobalSanteFe Corp. ...............       286,400          16,834,592
     Hanover Compressor Co.*............     1,046,000          19,758,940
     Tidewater, Inc. ...................       294,100          14,222,676
                                                            --------------
                                                                68,759,512

  HEALTHCARE PRODUCTS - 5.1%
     Baxter International, Inc. ........       952,300          44,177,197
     Beckman Coulter, Inc. .............       583,500          34,893,300
     Thoratec Corp.*....................       616,700          10,841,586
                                                            --------------
                                                                89,912,083

  HEALTHCARE SERVICES - 1.5%
     AmerisourceBergen Corp. ...........       118,000           5,305,280
     Apria Healthcare Group, Inc.*......       792,800          21,128,120
                                                            --------------
                                                                26,433,400

  INDUSTRIAL PRODUCTS - 5.1%
     Cabot Corp. .......................       457,900          19,950,703
     Dionex Corp.*......................       326,587          18,520,749
     Mine Safety Appliances Co. ........        10,600             388,490
     Sealed Air Corp. ..................       540,100          35,063,292
     Spartech Corp. ....................       564,100          14,790,702
                                                            --------------
                                                                88,713,936

  INDUSTRIAL SERVICES - 8.1%
     ABM Industries, Inc. ..............       420,400           9,547,284
     Allied Waste Industries, Inc.*.....     3,716,200          45,672,098
     Sysco Corp. .......................     1,055,200          38,789,152
     Waste Management, Inc. ............     1,292,100          47,510,517
                                                            --------------
                                                               141,519,051

  INFORMATION TECHNOLOGY SERVICES - 2.1%
     BearingPoint, Inc.*................     2,448,400          19,268,908
     Unisys Corp.*......................     2,275,500          17,839,920
                                                            --------------
                                                                37,108,828

  INSURANCE - 4.3%
     Cincinnati Financial Corp. ........       378,600          17,154,366
     Everest Re Group, Ltd. (Barbados)..       270,000          26,489,700
     XL Capital, Ltd. Class A
       (Bermuda)........................       434,200          31,271,084
                                                            --------------
                                                                74,915,150


    The accompanying notes are an integral part of the financial statements.

MERIDIAN VALUE FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2006 (UNAUDITED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                                                Value
                                               Shares          (Note 1)
                                          ---------------  ---------------

COMMON STOCKS (continued)

  INSURANCE BROKERS - 2.6%
     Willis Group Holdings, Ltd. (United
       Kingdom).........................     1,152,000      $   45,745,920

  OIL & GAS - 1.8%
     Kinder Morgan Management, LLC*.....       700,111          31,981,048

  PHARMACEUTICALS - 3.3%
     MedImmune, Inc.*...................       885,200          28,653,924
     Schering-Plough Corp. .............     1,257,200          29,720,208
                                                            --------------
                                                                58,374,132

  REAL ESTATE - 3.5%
     Apartment Investment & Management
       Co. Class A REIT.................       602,700          33,763,254
     Healthcare Realty Trust, Inc.
       REIT.............................       679,100          26,851,614
                                                            --------------
                                                                60,614,868

  RESTAURANTS - 0.4%
     Ruby Tuesday, Inc. ................       224,700           6,165,768

  RETAIL - 7.3%
     Rent-A-Center, Inc.*...............       980,900          28,946,359
     Ross Stores, Inc. .................     1,073,900          31,465,270
     Safeway, Inc. .....................     1,486,300          51,366,528
     Tuesday Morning Corp. .............     1,006,900          15,657,295
                                                            --------------
                                                               127,435,452

  TECHNOLOGY - 6.2%
     Analog Devices, Inc. ..............       550,000          18,078,500
     Entegris, Inc.*....................     2,448,700          26,494,934
     Tektronix, Inc. ...................       297,900           8,689,743
     Western Digital Corp.*.............       927,300          18,972,558
     Xilinx, Inc. ......................       540,300          12,864,543
     Zebra Technologies Corp. Class A*..       655,000          22,787,450
                                                            --------------
                                                               107,887,728

  TELECOMMUNICATIONS EQUIPMENT - 2.1%
     Nokia Oyj ADR (Finland)............     1,851,800          37,628,576

  TELECOMMUNICATIONS SERVICES - 2.3%
     Alltel Corp. ......................       651,500          39,402,720

  UTILITIES - 3.9%
     Dynegy, Inc. Class A*..............     3,235,300          23,423,572
     Hawaiian Electric Industries,
       Inc. ............................       611,275          16,596,116
     TECO Energy, Inc. .................     1,655,200          28,519,096
                                                            --------------
                                                                68,538,784

  TOTAL COMMON STOCKS - 94.8%
  (Cost $1,406,575,080)..................................    1,662,313,886
                                                            --------------
U.S. GOVERNMENT OBLIGATIONS - 1.7%
     U.S. Treasury Bill @ 5.037%**
       due 01/11/07
     (Face Value $15,000,000)............................       14,979,541
     U.S. Treasury Bill @ 5.019%**
       due 03/01/07
     (Face Value $15,000,000)............................       14,885,190
                                                            --------------

  TOTAL U.S. GOVERNMENT OBLIGATIONS
     (Cost $29,859,329)..................................       29,864,731
                                                            --------------

  TOTAL INVESTMENTS - 96.5%
     (Cost $1,436,434,409)...............................    1,692,178,617

CASH AND OTHER ASSETS, LESS LIABILITIES - 3.5%...........       60,507,507
                                                            --------------

NET ASSETS - 100.0%......................................   $1,752,686,124
                                                            ==============



ADR - American Depository Receipt

REIT - Real Estate Investment Trust

    * Non-income producing securities

   ** Annualized yield at date of purchase



    The accompanying notes are an integral part of the financial statements.

MERIDIAN FUND, INC.
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2006 (UNAUDITED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



                                             Equity
                                          Income Fund     Growth Fund      Value Fund
                                          -----------   --------------   --------------


ASSETS

  Investments (Cost $28,817,435,
     $1,451,490,190 and $1,436,434,409,
     respectively).....................   $32,713,762   $1,810,770,998   $1,692,178,617
  Cash.................................     1,442,594       55,150,381       53,437,189
  Receivable for:
     Capital shares purchased..........     2,077,750        1,326,105          439,543
     Dividends.........................        62,311        1,253,627        2,685,207
     Interest..........................         6,442          220,974          186,942
     Securities sold...................       916,074        5,436,791       14,039,593
  Prepaid expenses.....................         5,331           20,935           19,789
                                          -----------   --------------   --------------
     TOTAL ASSETS......................    37,224,264    1,874,179,811    1,762,986,880
                                          -----------   --------------   --------------

LIABILITIES

  Payable for:
     Capital shares sold...............            --          659,825        1,104,638
     Securities purchased..............       909,721        4,173,770        7,170,412
  Accrued expenses:
     Investment advisory fees..........        26,297        1,204,877        1,492,681
     Directors fees....................            --            6,714           13,947
     Other payables and accrued
       expenses........................        33,626          357,753          519,078
                                          -----------   --------------   --------------
     TOTAL LIABILITIES.................       969,644        6,402,939       10,300,756
                                          -----------   --------------   --------------
NET ASSETS.............................   $36,254,620   $1,867,776,872   $1,752,686,124
                                          ===========   ==============   ==============
Capital shares issued and outstanding,
  par value $0.01 (500,000,000,
  500,000,000 and 500,000,000 shares
  authorized, respectively)............     2,963,047       47,596,262       49,228,939
                                          ===========   ==============   ==============
Net asset value per share (offering and
  redemption price)....................        $12.24           $39.24           $35.60
                                          ===========   ==============   ==============
Net Assets consist of:
  Paid in capital......................    32,014,459    1,463,418,630    1,454,809,287
  Accumulated net realized gain........       312,160       44,641,459       53,504,307
  Net unrealized appreciation on
     investments.......................     3,896,327      359,280,808      255,744,208
  Accumulated undistributed net
     investment income (loss)..........        31,674          435,975      (11,371,678)
                                          -----------   --------------   --------------
                                          $36,254,620   $1,867,776,872   $1,752,686,124
                                          ===========   ==============   ==============






    The accompanying notes are an integral part of the financial statements.

MERIDIAN FUND, INC.
STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED DECEMBER 31, 2006 (UNAUDITED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



                                              Equity
                                           Income Fund    Growth Fund    Value Fund
                                           -----------   ------------   ------------


INVESTMENT INCOME

  Dividends (net of foreign taxes
     withheld of $0, $0 and $18,040,
     respectively).......................   $  408,191   $  6,278,278   $ 13,857,274
  Interest...............................       30,699      2,193,568      2,096,805
                                            ----------   ------------   ------------
       Total investment income...........      438,890      8,471,846     15,954,079
                                            ----------   ------------   ------------
EXPENSES

  Investment advisory fees...............      135,922      6,764,076      8,587,004
  Transfer agent fees....................       14,168        287,776        317,584
  Reports to shareholders................           --        151,984        184,184
  Custodian fees.........................        4,277        190,185        195,378
  Pricing fees...........................       15,824        105,248        115,368
  Professional fees......................       14,720         18,400         27,600
  Registration and filing fees...........        6,949         18,252         19,338
  Miscellaneous expenses.................        1,907         13,448         15,033
  Directors' fees and expenses...........          552          5,888          5,888
                                            ----------   ------------   ------------
       Total expenses....................      194,319      7,555,257      9,467,377
  Expenses waived and reimbursed by
     Advisor (Note 2)....................      (11,202)            --             --
                                            ----------   ------------   ------------
       Net expenses......................      183,117      7,555,257      9,467,377
                                            ----------   ------------   ------------
  Net investment income..................      255,773        916,589      6,486,702
                                            ----------   ------------   ------------
  NET REALIZED AND UNREALIZED GAIN ON
     INVESTMENTS

  Net realized gain on investments.......      678,273    120,821,338    126,753,521
  Net change in unrealized appreciation
     on investments......................    2,647,804     45,468,684     86,454,499
                                            ----------   ------------   ------------
  Net gain on investments................    3,326,077    166,290,022    213,208,020
                                            ----------   ------------   ------------
  NET INCREASE IN NET ASSETS RESULTING
     FROM OPERATIONS.....................   $3,581,850   $167,206,611   $219,694,722
                                            ==========   ============   ============






    The accompanying notes are an integral part of the financial statements.

MERIDIAN FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



                                        Equity Income Fund                      Growth Fund
                                ---------------------------------   ----------------------------------
                                 Six Months Ended                    Six Months Ended
                                December 31, 2006     Year Ended    December 31, 2006     Year Ended
                                   (Unaudited)      June 30, 2006      (Unaudited)       June 30, 2006
                                -----------------   -------------   -----------------   --------------


OPERATIONS

Net investment income
  (loss).....................      $   255,773       $   314,806      $      916,589    $     (502,511)
Net realized gain on
  investments................          678,273             1,824         120,821,338        69,915,840
Net increase in unrealized
  appreciation of
  investments................        2,647,804         1,235,646          45,468,684        86,155,525
                                   -----------       -----------      --------------    --------------
  Net increase in net assets
     from operations.........        3,581,850         1,552,276         167,206,611       155,568,854
                                   -----------       -----------      --------------    --------------
DISTRIBUTIONS TO SHAREHOLDERS

Distributions from ordinary
  income.....................         (437,139)         (152,533)           (480,614)               --
Distributions from net
  realized capital gains.....         (298,676)          (12,482)       (138,884,292)      (35,405,369)
                                   -----------       -----------      --------------    --------------
  Net distributions..........         (735,815)         (165,015)       (139,364,906)      (35,405,369)
                                   -----------       -----------      --------------    --------------
CAPITAL SHARE TRANSACTIONS

Proceeds from sales of
  shares.....................        7,556,897        16,180,179         161,742,862       353,645,898
Reinvestment of
  distributions..............          677,132           137,665         117,741,740        29,835,577
Redemption fees..............              195               681               8,270            22,490
Less: redemptions of shares..         (276,341)         (666,928)       (128,932,023)     (507,856,910)
                                   -----------       -----------      --------------    --------------
  Increase (decrease)
     resulting from capital
     share transactions......        7,957,883        15,651,597         150,560,849      (124,352,945)
                                   -----------       -----------      --------------    --------------
Total increase (decrease) in
  net assets.................       10,803,918        17,038,858         178,402,554        (4,189,460)
                                   -----------       -----------      --------------    --------------
NET ASSETS

Beginning of period..........       25,450,702         8,411,844       1,689,374,318     1,693,563,778
                                   -----------       -----------      --------------    --------------
End of period................      $36,254,620       $25,450,702      $1,867,776,872    $1,689,374,318
                                   ===========       ===========      ==============    ==============
Undistributed Net Investment
  Income at end of period....      $    31,674       $   213,040      $      435,975    $           --
                                   ===========       ===========      ==============    ==============






    The accompanying notes are an integral part of the financial statements.

MERIDIAN FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



                                                              Value Fund
                                                  ----------------------------------
                                                   Six Months Ended
                                                  December 31, 2006     Year Ended
                                                     (Unaudited)       June 30, 2006
                                                  -----------------   --------------


OPERATIONS

Net investment income...........................    $    6,486,702    $    9,730,158
Net realized gain on investments................       126,753,521       173,580,142
Net increase (decrease) in unrealized
  appreciation of investments...................        86,454,499       (37,832,024)
                                                    --------------    --------------
  Net increase in net assets from operations....       219,694,722       145,478,276
                                                    --------------    --------------
DISTRIBUTIONS TO SHAREHOLDERS

Distributions from ordinary income..............       (17,858,380)      (16,078,058)
Distributions from net realized capital gains...      (223,659,312)     (216,870,523)
                                                    --------------    --------------
  Net distributions.............................      (241,517,692)     (232,948,581)
                                                    --------------    --------------
CAPITAL SHARE TRANSACTIONS

Proceeds from sales of shares...................        79,448,386       200,186,023
Reinvestment of distributions...................       205,961,738       195,949,460
Redemption fees.................................             7,142            45,193
Less: redemptions of shares.....................      (197,782,227)     (893,314,233)
                                                    --------------    --------------
  Increase (decrease) resulting from capital
     share transactions.........................        87,635,039      (497,133,557)
                                                    --------------    --------------
Total increase (decrease) in net assets.........        65,812,069      (584,603,862)
                                                    --------------    --------------
NET ASSETS

Beginning of period.............................     1,686,874,055     2,271,477,917
                                                    --------------    --------------
End of period...................................    $1,752,686,124    $1,686,874,055
                                                    ==============    ==============
Undistributed Net Investment Income at end of
  period........................................    $           --    $           --
                                                    ==============    ==============






    The accompanying notes are an integral part of the financial statements.

MERIDIAN EQUITY INCOME FUND
FINANCIAL HIGHLIGHTS
SELECTED DATA FOR EACH SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



                                                     For the Six                 For the fiscal
                                                    Months Ended     For the       period from
                                                    December 31,   Year Ended   January 31, 2005
                                                        2006        June 30,    through June 30,
                                                     (Unaudited)      2006            2005+
                                                    ------------   ----------   ----------------


Net Asset Value -- Beginning of Period............     $ 11.05       $ 10.10         $ 10.00
                                                       -------       -------         -------
Income from Investment Operations
--------------------------------
Net Investment Income*............................        0.08          0.15            0.06
Net Gains on Investments (both realized and
  unrealized).....................................        1.39          0.93            0.04
                                                       -------       -------         -------
Total From Investment Operations..................        1.47          1.08            0.10
                                                       -------       -------         -------
Less Distributions
------------------
Distributions from Net Investment Income..........       (0.17)        (0.12)           0.00
Distributions from Net Realized Capital Gains.....       (0.11)        (0.01)           0.00
                                                       -------       -------         -------
Total Distributions...............................       (0.28)        (0.13)           0.00
                                                       -------       -------         -------
Net Asset Value -- End of Period..................     $ 12.24       $ 11.05         $ 10.10
                                                       =======       =======         =======
Total Return......................................      13.28%(1)     10.75%           1.00%(1)
                                                       =======       =======         =======
Ratios/Supplemental Data
-----------------------
Net Assets, End of Period (000's).................     $36,255       $25,451         $ 8,412
Ratio of Expenses to Average Net Assets
  Before expense reimbursement....................       1.33%(2)      1.67%           3.96%(2)
  After expense reimbursement(3)..................       1.25%(2)      1.25%           1.25%(2)
Ratio of Net Investment Income (Loss) to Average
  Net Assets
  Before expense reimbursement....................       1.68%(2)      1.38%          (0.60%)(2)
  After expense reimbursement.....................       1.76%(2)      1.80%           2.11%(2)
Portfolio Turnover Rate...........................         26%(1)        60%             25%


 * Net Investment Income per share has been computed before adjustments for book/tax differences.

 +   The Fund commenced investment operations on January 31, 2005.

(1)  Not Annualized.

(2)  Annualized.

(3)  See note 2 to Financial Statements.



    The accompanying notes are an integral part of the financial statements.

MERIDIAN GROWTH FUND
FINANCIAL HIGHLIGHTS
SELECTED DATA FOR EACH SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



                                                     For the Six
                                                       Months
                                                        Ended
                                                    December 31,                 For the Fiscal Year Ended June 30,
                                                        2006      ----------------------------------------------------------------
                                                     (Unaudited)     2006        2005        2004       2003      2002      2001
                                                    ------------  ----------  ----------  ----------  --------  --------  --------


Net Asset Value - Beginning of Period.............   $    38.54   $    35.77  $    35.38  $    27.24  $  28.10  $  31.30  $  29.45
                                                     ----------   ----------  ----------  ----------  --------  --------  --------

Income from Investment Operations

---------------------------------
Net Investment Income (Loss)*.....................         0.02        (0.01)      (0.07)      (0.04)    (0.08)    (0.12)     2.26
Net Gains (Losses) on Investments (both realized
  and unrealized).................................         3.81         3.58        1.02        9.10     (0.11)    (0.24)     3.89
                                                     ----------   ----------  ----------  ----------  --------  --------  --------
Total From Investment Operations..................         3.83         3.57        0.95        9.06     (0.19)    (0.36)     6.15
                                                     ----------   ----------  ----------  ----------  --------  --------  --------

Less Distributions
------------------
Distributions from Net Investment Income..........        (0.01)        0.00        0.00        0.00     (0.06)     0.00     (2.44)
Distributions from Net Realized Capital Gains.....        (3.12)       (0.80)      (0.56)      (0.92)    (0.61)    (2.84)    (1.86)
                                                     ----------   ----------  ----------  ----------  --------  --------  --------
Total Distributions...............................        (3.13)       (0.80)      (0.56)      (0.92)    (0.67)    (2.84)    (4.30)
                                                     ----------   ----------  ----------  ----------  --------  --------  --------

Net Asset Value - End of Period...................   $    39.24   $    38.54  $    35.77  $    35.38  $  27.24  $  28.10  $  31.30
                                                     ==========   ==========  ==========  ==========  ========  ========  ========
Total Return......................................        9.89%(1)    10.08%       2.65%      33.65%    (0.20%)    0.42%    23.34%
                                                     ==========   ==========  ==========  ==========  ========  ========  ========

Ratios/Supplemental Data
-----------------------
Net Assets, End of Period (000's).................   $1,867,777   $1,689,374  $1,693,564  $1,273,302  $448,393  $310,659  $182,117
Ratio of Expenses to Average Net Assets...........        0.85%(2)     0.85%       0.86%       0.88%     0.95%     1.02%     1.04%
Ratio of Net Investment Income (Loss) to Average
  Net Assets......................................        0.10%(2)    (0.03%)     (0.21%)     (0.21%)   (0.47%)   (0.62%)   (0.26%)
Portfolio Turnover Rate...........................          19%(1)       29%         32%         19%       27%       26%       43%

                                                      For the Fiscal Year Ended June 30,
                                                    --------------------------------------
                                                      2000      1999      1998      1997
                                                    --------  --------  --------  --------


Net Asset Value - Beginning of Period.............  $  26.28  $  33.26  $  33.20  $  32.21
                                                    --------  --------  --------  --------

Income from Investment Operations

---------------------------------
Net Investment Income (Loss)*.....................      0.11      0.16      0.27      0.40
Net Gains (Losses) on Investments (both realized
  and unrealized).................................      4.99     (0.50)     4.92      3.71
                                                    --------  --------  --------  --------
Total From Investment Operations..................      5.10     (0.34)     5.19      4.11
                                                    --------  --------  --------  --------

Less Distributions
------------------
Distributions from Net Investment Income..........     (0.15)    (0.14)    (0.32)    (0.36)
Distributions from Net Realized Capital Gains.....     (1.78)    (6.50)    (4.81)    (2.76)
                                                    --------  --------  --------  --------
Total Distributions...............................     (1.93)    (6.64)    (5.13)    (3.12)
                                                    --------  --------  --------  --------

Net Asset Value - End of Period...................  $  29.45  $  26.28  $  33.26  $  33.20
                                                    ========  ========  ========  ========
Total Return......................................    21.45%     3.05%    16.92%    13.92%
                                                    ========  ========  ========  ========

Ratios/Supplemental Data
-----------------------
Net Assets, End of Period (000's).................  $140,990  $185,683  $296,803  $353,029
Ratio of Expenses to Average Net Assets...........     1.09%     1.01%     0.95%     0.96%
Ratio of Net Investment Income (Loss) to Average
  Net Assets......................................     0.31%     0.49%     0.76%     1.23%
Portfolio Turnover Rate...........................       28%       51%       38%       37%


* Net Investment Income (Loss) per share has been computed before adjustments for book/tax differences.

(1)  Not Annualized.

(2)  Annualized.



    The accompanying notes are an integral part of the financial statements.

MERIDIAN VALUE FUND
FINANCIAL HIGHLIGHTS
SELECTED DATA FOR EACH SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



                                                     For the Six
                                                       Months
                                                        Ended
                                                    December 31,              For the fiscal year ended June 30,
                                                        2006      ----------------------------------------------------------
                                                     (Unaudited)     2006        2005        2004        2003        2002
                                                    ------------  ----------  ----------  ----------  ----------  ----------


Net Asset Value - Beginning of Period.............   $    36.14   $    38.11  $    40.35  $    31.65  $    30.34  $    30.98
                                                     ----------   ----------  ----------  ----------  ----------  ----------
Income from Investment Operations

---------------------------------
Net Investment Income (Loss)**....................         0.17         0.18        0.19        0.00       (0.03)      (0.05)
Net Gains (Losses) on Investments (both realized
  and unrealized).................................         4.79         2.45        2.96        8.70        1.34       (0.51)
                                                     ----------   ----------  ----------  ----------  ----------  ----------
Total From Investment Operations..................         4.96         2.63        3.15        8.70        1.31       (0.56)
                                                     ----------   ----------  ----------  ----------  ----------  ----------
Less Distributions
------------------
Distributions from Net Investment Income..........        (0.41)       (0.32)      (0.28)       0.00        0.00       (0.04)
Distributions from Net Realized Capital Gains.....        (5.09)       (4.28)      (5.11)       0.00        0.00       (0.04)
                                                     ----------   ----------  ----------  ----------  ----------  ----------
Total Distributions...............................        (5.50)       (4.60)      (5.39)       0.00        0.00       (0.08)
                                                     ----------   ----------  ----------  ----------  ----------  ----------

Net Asset Value - End of Period...................   $    35.60   $    36.14  $    38.11  $    40.35  $    31.65  $    30.34
                                                     ==========   ==========  ==========  ==========  ==========  ==========
Total Return......................................       13.71%(1)     7.35%       8.00%      27.49%       4.32%      (1.78%)
                                                     ==========   ==========  ==========  ==========  ==========  ==========
Ratios/Supplemental Data
-----------------------
Net Assets, End of Period (000's).................   $1,752,686   $1,686,874  $2,271,478  $2,226,590  $1,456,552  $1,297,207
Ratio of Expenses to Average Net Assets...........        1.10%(2)     1.09%       1.08%       1.09%       1.11%       1.12%
Ratio of Net Investment Income (Loss) to Average
  Net Assets......................................        0.76%(2)     0.49%       0.48%       0.01%      (0.12%)     (0.22%)
Portfolio Turnover Rate...........................          34%(1)       58%         59%         81%         60%         54%

                                                         For the fiscal year ended June 30,
                                                    --------------------------------------------
                                                      2001      2000     1999     1998     1997
                                                    --------  -------  -------  -------  -------


Net Asset Value - Beginning of Period.............  $  25.88  $ 22.29  $ 19.30  $ 17.40  $ 15.32
                                                    --------  -------  -------  -------  -------
Income from Investment Operations

---------------------------------
Net Investment Income (Loss)**....................      1.12     0.05    (0.10)   (0.19)   (0.26)
Net Gains (Losses) on Investments (both realized
  and unrealized).................................      5.75     5.91     3.56     4.32     3.20
                                                    --------  -------  -------  -------  -------
Total From Investment Operations..................      6.87     5.96     3.46     4.13     2.94
                                                    --------  -------  -------  -------  -------
Less Distributions
------------------
Distributions from Net Investment Income..........     (1.09)    0.00     0.00     0.00     0.00
Distributions from Net Realized Capital Gains.....     (0.68)   (2.37)   (0.47)   (2.23)   (0.86)
                                                    --------  -------  -------  -------  -------
Total Distributions...............................     (1.77)   (2.37)   (0.47)   (2.23)   (0.86)
                                                    --------  -------  -------  -------  -------

Net Asset Value - End of Period...................  $  30.98  $ 25.88  $ 22.29  $ 19.30  $ 17.40
                                                    ========  =======  =======  =======  =======
Total Return......................................    27.95%   29.63%   18.92%   26.05%   20.55%+
                                                    ========  =======  =======  =======  =======
Ratios/Supplemental Data
-----------------------
Net Assets, End of Period (000's).................  $768,559  $87,930  $24,912  $12,196  $ 7,340
Ratio of Expenses to Average Net Assets...........     1.10%    1.41%    1.63%    2.16%    2.51%*
Ratio of Net Investment Income (Loss) to Average
  Net Assets......................................     0.60%    0.39%   (0.65%)  (1.35%)  (1.96%)*
Portfolio Turnover Rate...........................       76%      86%     124%     133%     144%


+ The total returns would have been lower had certain expenses not been reduced during the periods shown.

* Not representative of expenses incurred by the Fund as the Adviser waived its fee and/or paid certain expenses of the Fund. As indicated in Note 2, the Adviser may reduce a portion of its fee and absorb certain expenses of the Fund. Had these fees and expenses not been reduced and absorbed, the ratio of expenses to average net assets would have been 2.80% and the ratio of net investment income to average net assets would have been a loss of 2.25% for the period ended June 30, 1997.

** Net Investment Income (Loss) per share has been computed before adjustments for book/tax differences.

(1)   Not Annualized.

(2)   Annualized.



    The accompanying notes are an integral part of the financial statements.

MERIDIAN FUND, INC.
NOTES TO FINANCIAL STATEMENTS
FOR THE SIX MONTHS ENDED DECEMBER 31, 2006 (UNAUDITED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES: Meridian Fund, Inc., (the "Meridian Funds"), is comprised of the Meridian Equity Income Fund (the "Equity Income Fund"), the Meridian Growth Fund (the "Growth Fund") and the Meridian Value Fund (the "Value Fund"). The Equity Income Fund, the Growth Fund and the Value Fund (each a "Fund" and collectively, the "Funds") are registered under the Investment Company Act of 1940, as no-load, diversified, open-end management investment companies. The Equity Income Fund began operations and was registered on January 31, 2005. The Growth Fund began operations and was registered on August 1, 1984. The Value Fund began operations on February 10, 1994 and was registered on February 7, 1994.

    The primary investment objective of the Equity Income Fund is to seek long-term growth of capital along with income as a component of total return.

    The primary investment objective of the Growth Fund is to seek long-term growth of capital. Originally named Meridian Fund, the name was changed effective April 20, 2001 to Meridian Growth Fund, to more closely reflect the investment style. There was no change in how the Fund is managed.

    The primary investment objective of the Value Fund is to seek long-term growth of capital.

    The following is a summary of significant accounting policies for all of the
    Funds:

    a. INVESTMENT VALUATIONS: Marketable securities are valued at the closing price or last sales price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the last reported bid price. Securities and other assets for which reliable market quotations are not readily available or for which a significant event has occurred since the time of the most recent market quotation, will be valued at their fair value as determined by the Adviser under the guidelines established by, and under the general supervision and responsibility of, the Funds' Board of Directors. Short-term debt securities with original or remaining maturities in excess of 60 days are valued at the mean of their quoted bid and asked prices. Short-term debt securities with 60 days or less to maturity are amortized to maturity based on their cost.

    b. FEDERAL INCOME TAXES: It is the Funds' policy to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), applicable to regulated investment companies and to distribute all of their taxable income to their shareholders; therefore, no federal income tax provision is required.

    c. SECURITY TRANSACTIONS: Security transactions are accounted for on the date the securities are purchased or sold (trade date). Realized gains and losses on security transactions are determined on the basis of specific identification for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date. Interest income is accrued daily.

MERIDIAN FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
FOR THE SIX MONTHS ENDED DECEMBER 31, 2006 (UNAUDITED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

    d. CASH AND CASH EQUIVALENTS: All highly liquid investments with an original maturity of three months or less are considered to be cash equivalents. Available funds are automatically swept into a Cash Reserve account, which preserves capital with a consistently competitive rate of return. Interest accrues daily and is credited by the third business day of the following month.

    e. EXPENSES: Expenses arising in connection with a Fund are charged directly to that Fund. Expenses common to the Funds are generally allocated to each Fund in proportion to their relative net assets.

    f. USE OF ESTIMATES: The preparation of financial statements in accordance with accounting principals generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and revenue and expenses at the date of the financial statements. Actual amounts could differ from those estimates.

    g. DISTRIBUTIONS TO SHAREHOLDERS: The Funds record distributions to shareholders on the ex-dividend date. The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax basis balances have not been determined as of December 31, 2006.

        Distributions which exceed net investment income and net realized capital gains are reported as distributions in excess of net investment income or distributions in excess of net realized capital gains for financial reporting purposes but not for tax purposes. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

        Permanent book-tax differences, if any, are not included in ending undistributed net investment income (loss) for the purposes of calculating net investment income (loss) per share in the Financial Highlights. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year end.

MERIDIAN FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
FOR THE SIX MONTHS ENDED DECEMBER 31, 2006 (UNAUDITED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

    h. GUARANTEES AND INDEMNIFICATION: Under the Funds' organizational documents, its Officers and Directors are indemnified against certain liability arising out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

    i. NEW ACCOUNTING PRONOUNCEMENTS: In July 2006, the Financial Accounting Standards Board issued Interpretation No. 48, "Accounting for Uncertainty in Income Taxes an Interpretation of FASB Statement No. 109" (the "Interpretation"). The Interpretation establishes for all entities, including pass-through entities such as the Funds, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. The Interpretation is to be implemented no later than June 29, 2007, and is to be applied to all open tax years as of the date of effectiveness. Management has recently begun to evaluate the application of the Interpretation to the Funds, and is not in a position at this time to estimate the significance of its impact, if any, on the Funds' financial statements.

        In addition, in September 2006, the Financial Accounting Standards Board
        (FASB) issued Statement on Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements" (the "Statement"). This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. The Funds have recently begun to evaluate the application of the Fair Value Measurements to the Funds. However, as of December 31, 2006, the Funds do not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements.

MERIDIAN FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
FOR THE SIX MONTHS ENDED DECEMBER 31, 2006 (UNAUDITED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

2. RELATED PARTIES: The Funds have entered into a management agreement with Aster Investment Management Company, Inc. (the "Investment Adviser"). Certain Officers and/or Directors of the Funds are also Officers and/or Directors of the Investment Adviser. Beneficial ownership in the Funds by Richard F. Aster, Jr., President, as of December 31, 2006 were as follows:



               Equity Income Fund.....................  39.49%
               Growth Fund............................   1.04%
               Value Fund.............................   1.02%


    The Investment Adviser receives from the Equity Income Fund, as compensation for its services, an annual fee of 1% of the first $10,000,000 of the Equity Income Fund's net assets, 0.90% of the next $20,000,000 of the Equity Income Fund's net assets, 0.80% of the next $20,000,000 of the Equity Income Fund's net assets and 0.70% of the Equity Income Fund's net assets in excess of $50,000,000. The fee is paid monthly and calculated based on that month's daily average net assets.

    The Investment Adviser receives from the Growth Fund, as compensation for its services, an annual fee of 1% of the first $50,000,000 of the Growth Fund's net assets and 0.75% of the Growth Fund's net assets in excess of $50,000,000. The fee is paid monthly and calculated based on that month's daily average net assets.

    The Investment Adviser receives from the Value Fund, as compensation for its services, an annual fee of 1% of the Value Fund's net assets. The fee is paid monthly and calculated based on that month's daily average net assets.

    The Investment Adviser has contractually agreed to waive its fee and reimburse expenses, at least until November 1, 2007, to the extent that total annual operating expenses for the Equity Income Fund exceeds 1.25%. The Investment Adviser has voluntarily agreed to limit the operating expenses of the Growth and Value Funds to 2.50%. With respect to these limits, the Investment Adviser reimbursed the Equity Income Fund $11,203, but did not reimburse the Growth and Value Funds, during the six months ended December 31, 2006. Subject to the approval of the Board of Directors of the Fund, the Fund will repay the Investment Adviser the amount of its reimbursement for the Equity Income Fund for up to three years following the reimbursement to the extent the Equity Income Fund's expenses drop below 1.25%, after giving effect to repayment by the Fund. Either the Fund or the Investment Adviser can modify or terminate this arrangement at any time.

MERIDIAN FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
FOR THE SIX MONTHS ENDED DECEMBER 31, 2006 (UNAUDITED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

3. CAPITAL SHARES TRANSACTIONS: Transactions in capital shares for the six months ended December 31, 2006 and the year ended June 30, 2006 were as follows:


                                                              Equity Income Fund
                                                        ------------------------------
                                                        December 31,          June 30,
                                                            2006                2006
                                                        ------------         ---------


    Shares sold.......................................     627,147           1,518,742
    Shares reinvested on reinvestment of
      distributions...................................      55,411              12,963
                                                           -------           ---------
                                                           682,558           1,531,705
    Shares redeemed...................................     (23,419)            (61,043)
                                                           -------           ---------
    Net increase......................................     659,139           1,470,662
                                                           -------           ---------





                                                                 Growth Fund
                                                       -------------------------------
                                                       December 31,          June 30,
                                                           2006                2006
                                                       ------------        -----------


    Shares sold......................................    4,038,324           9,349,992
    Shares reinvested on reinvestment of
      distributions..................................    2,980,047             805,510
                                                        ----------         -----------
                                                         7,018,371          10,155,502
    Shares redeemed..................................   (3,254,115)        (13,664,615)
                                                        ----------         -----------
    Net increase (decrease)..........................    3,764,256          (3,509,113)
                                                        ----------         -----------





                                                                  Value Fund
                                                       -------------------------------
                                                       December 31,          June 30,
                                                           2006                2006
                                                       ------------        -----------


    Shares sold......................................    2,130,700           5,344,976
    Shares reinvested on reinvestment of
      distributions..................................    5,777,328           5,630,731
                                                        ----------         -----------
                                                         7,908,028          10,975,707
    Shares redeemed..................................   (5,352,178)        (23,900,160)
                                                        ----------         -----------
    Net increase (decrease)..........................    2,555,850         (12,924,453)
                                                        ----------         -----------



4. COMPENSATION OF DIRECTORS AND OFFICERS: Directors and Officers of the Funds who are Directors and/or Officers of the Investment Adviser receive no compensation from the Funds. Directors of the Funds who are not interested persons, as defined in the Investment Company Act of 1940, receive compensation in the amount of $3,000 per annum and a $2,000 purchase in one of the Funds, plus reimbursed expenses and a $1,000 purchase in one of the Funds for each additional Board of Directors meeting attended other than the annual meeting.

MERIDIAN FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
FOR THE SIX MONTHS ENDED DECEMBER 31, 2006 (UNAUDITED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

5. COST OF INVESTMENTS: The cost of investments purchased and the proceeds from sales of investments, excluding short-term obligations, for the six months ended December 31, 2006, were as follows:


                                                       Purchases         Proceeds from Sales
                                                     ------------        -------------------


     Equity Income Fund............................  $ 12,118,540            $  7,097,395
     Growth Fund...................................   326,450,885             314,588,016
     Value Fund....................................   547,217,117             696,183,360


6. DISTRIBUTION INFORMATION: Income and long-term capital gains distributions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles accepted in the United States. The tax character of distributions made during the fiscal years ended June 30, 2006 and June 30, 2005 were as follows:

                           2006 TAXABLE DISTRIBUTIONS


                                                                   Net
                                                  Ordinary      Long-Term         Total
     Fund                                          Income     Capital Gains   Distributions
     ----                                       -----------   -------------   -------------


     Equity Income Fund.......................  $   165,015    $         --    $    165,015
     Growth Fund..............................           --      35,405,369      35,405,369
     Value Fund...............................   26,262,428     206,686,153     232,948,581


                           2005 TAXABLE DISTRIBUTIONS


                                                                   Net
                                                  Ordinary      Long-Term         Total
     Fund                                          Income     Capital Gains   Distributions
     ----                                       -----------   -------------   -------------


     Equity Income Fund.......................  $        --    $         --    $         --
     Growth Fund..............................   10,056,382      13,674,732      23,731,114
     Value Fund...............................   15,996,704     288,644,525     304,641,229


7. FEDERAL INCOME TAXES: The aggregate cost of investments, which are book figures that approximate federal income tax basis, were as follows:


                                                        Aggregate      Aggregate
                                                          Gross          Gross
                                                       Unrealized     Unrealized    Net Unrealized
                                     Aggregate Cost   Appreciation   Depreciation    Appreciation
                                     --------------   ------------   ------------   --------------


     Equity Income Fund............  $   28,817,435   $  3,997,561    $  (101,234)   $  3,896,327
     Growth Fund...................   1,451,490,190    369,055,170     (9,774,362)    359,280,808
     Value Fund....................   1,436,434,409    261,652,409     (5,908,201)    255,744,208


     Post-October losses represent losses realized on investment transactions from November 1, 2005 through June 30, 2006 that, in accordance with Federal income tax regulations, the Funds have elected to defer and treat as having arisen in the following fiscal year. As of June 30, 2006, the Equity Income Fund had Post-October loss deferrals of $6,670.

MERIDIAN FUND, INC.
ADDITIONAL INFORMATION
FOR THE SIX MONTHS ENDED DECEMBER 31, 2006 (UNAUDITED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

1. PROXY VOTING RECORD AND PROXY VOTING POLICIES AND PROCEDURES: A description of the policies and procedures that each Fund uses to determine how to vote proxies relating to portfolio securities along with information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, 2006 is available (i) without charge, upon request, by calling (800) 446-6662; (ii) on our website at http://www.meridianfund.com; and (iii) on the Securities and Exchange Commission ("SEC") website at http://www.sec.gov.

2. INFORMATION ON FORM N-Q: Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Meridian Fund, Inc. Form N-Q is available on the SEC's website at http://www.sec.gov, and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-732-0330.

                                                 MERIDIAN FUND, INC.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                          THIS REPORT IS SUBMITTED FOR
                       THE INFORMATION OF SHAREHOLDERS OF
                          MERIDIAN FUND, INC. IT IS NOT
                         AUTHORIZED FOR DISTRIBUTION TO
                          PROSPECTIVE INVESTORS UNLESS
                          PRECEDED OR ACCOMPANIED BY AN
                              EFFECTIVE PROSPECTUS.

                        ---------------------------------
                             Officers and Directors

                              RICHARD F. ASTER, JR.
                             President and Director

                                RALPH CECHETTINI

                               MICHAEL S. ERICKSON

                                 HERBERT C. KAY

                                 JAMES B. GLAVIN

                                 MICHAEL STOLPER
                                    Directors

                                GREGG B. KEELING
                             Chief Financial Officer
                             Treasurer and Secretary
                            Chief Compliance Officer

                                    Custodian
                               PFPC TRUST COMPANY
                           Philadelphia, Pennsylvania

                       Transfer Agent and Disbursing Agent
                                    PFPC INC.
                          King of Prussia, Pennsylvania
                                 (800) 446-6662

                                     Counsel
                             MORRISON & FOERSTER LLP
                                Washington, D.C.

                                    Auditors
                           PRICEWATERHOUSECOOPERS LLP
                            San Francisco, California



                         MERIDIAN EQUITY INCOME FUND(R)
                             MERIDIAN GROWTH FUND(R)
                             MERIDIAN VALUE FUND(R)

                               SEMI-ANNUAL REPORT

                              [MERIDIAN FUND LOGO]

                          60 E. Sir Francis Drake Blvd.
                             Wood Island, Suite 306
                               Larkspur, CA 94939

                              www.meridianfund.com

                            Telephone (800) 446-6662


                                DECEMBER 31, 2006

ITEM 2. CODE OF ETHICS.

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

      (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b)
            under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

      (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

      (a)(1) Not applicable.

      (a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and
             Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

      (a)(3) Not applicable.

      (b)    Certifications pursuant to Rule 30a-2(b) under the 1940 Act and
             Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)                    Meridian Fund, Inc.(R)

By (Signature and Title)*      /s/ Richard F. Aster, Jr.
                               -------------------------------
                               Richard F. Aster, Jr., President & CEO
                               (principal executive officer)

Date                           2/26/07

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*      /s/ Richard F. Aster, Jr.
                               --------------------------------
                               Richard F. Aster, Jr., President & CEO
                               (principal executive officer)

Date                           2/26/07

By (Signature and Title)*      /s/ Gregg B. Keeling
                               --------------------------------
                               Gregg B. Keeling, CFO & Treasurer
                               (principal financial officer)

Date                           2/26/07

* Print the name and title of each signing officer under his or her signature.